Short-Term and Long-Term Bank Loans (Short-Term Loans Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property plant and equipment, Land use right			105,000	110,000
Bills receivable	0	0	0	0
Guarantee company	1,612	10,000	10,000	10,000
Restricted cash	0		0	0
Loans outstanding	$ 1,612	10,000	115,000	120,000